Share-based Compensation - HCML Options Fair value Assumptions (Details) - £ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Significant inputs into the valuation model (weighted average):
Expected dividend yield (in percentage) (note (c))	0.00%	0.00%
HCML Share Option Scheme
Share-based Compensation
Weighted average grant date fair value of share options (in GBP per share)	£ 1.32	£ 1.07
Significant inputs into the valuation model (weighted average):
Exercise price (in GBP per share)	3.51	3.18
Share price at effective date of grant (in GBP per share)	£ 3.51	£ 3.07
Expected volatility (in percentage) (note (a))	42.60%	38.40%
Risk-free interest rate (in percentage) (note (b))	0.55%	0.56%
Contractual life of share options (in years)	10 years	10 years
Expected dividend yield (in percentage) (note (c))	0.00%	0.00%